Investing Activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 20, 2012
Schedule of Investments [Line Items]
Impairment of equity-method investments		$ 430	$ 1,359	$ 0
Equity earnings (losses)		397	335	144
Investment income, nonoperating		63	27	43
Equity-method investments		6,701	7,336
Equity-method investment, difference between carrying amount and underlying equity		1,900	2,400
Equity-method investment, payments to purchase or contributions		177	595	482
Equity-method investment, dividends or distributions		742	633	440
Special distribution from equity-method investment		0	396	0
Summarized Financial Position of Equity Method Investments
Current assets		508	773
Noncurrent assets		9,695	9,549
Current liabilities		(412)	(633)
Noncurrent liabilities		(1,484)	(1,450)
Summarized Results of Operations of Equity Method Investments
Gross revenue		1,883	1,707	1,623
Operating income		799	690	534
Net income		726	611	460
Caiman Energy II [Member]
Schedule of Investments [Line Items]
Equity-method investments		$ 426	418
Equity-method investment, ownership percentage		58.00%
Equity-method investment, payments to purchase or contributions		$ 22	0	175
Equity-method investment, dividends or distributions		40	33	13
Delaware Basin Gas Gathering System [Member]
Schedule of Investments [Line Items]
Impairment of equity-method investments		59	503
Equity-method investments		$ 988	977
Equity-method investment, ownership percentage		50.00%
Equity-method investment, payments to purchase or contributions		$ 105	57	20
Equity-method investment, dividends or distributions		39	33	0
Appalachia Midstream Investments [Member]
Schedule of Investments [Line Items]
Impairment of equity-method investments		294	562
Equity earnings (losses)		(19)
Gain on sale of equity-method investment		27
Equity-method investments	[1]	$ 2,062	2,464
Equity-method investment, ownership percentage		41.00%
Equity-method investment, payments to purchase or contributions		$ 28	93	84
Equity-method investment, dividends or distributions		211	219	130
Utica East Ohio Midstream, LLC [Member]
Schedule of Investments [Line Items]
Impairment of equity-method investments		0	241
Equity-method investments		$ 1,448	1,525
Equity-method investment, ownership percentage		62.00%
Equity-method investment, payments to purchase or contributions		$ 0	357	57
Equity-method investment, dividends or distributions		92	42	0
Discovery Producer Services LLC [Member]
Schedule of Investments [Line Items]
Equity-method investments		$ 572	602
Equity-method investment, ownership percentage		60.00%
Equity-method investment, payments to purchase or contributions		$ 0	35	106
Equity-method investment, dividends or distributions		141	116	36
Laurel Mountain Midstream, LLC [Member]
Schedule of Investments [Line Items]
Impairment of equity-method investments		50	45
Equity-method investments		$ 324	391
Equity-method investment, ownership percentage		69.00%
Equity-method investment, dividends or distributions		$ 28	31	39
Overland Pass Pipeline Company LLC [Member]
Schedule of Investments [Line Items]
Equity-method investments		$ 430	445
Equity-method investment, ownership percentage		50.00%
Equity-method investment, dividends or distributions		$ 69	45	27
Gulfstream Natural Gas System, L.L.C.[Member]
Schedule of Investments [Line Items]
Equity-method investments		$ 261	293
Equity-method investment, ownership percentage		50.00%
Equity-method investment, dividends or distributions		$ 100	88	81
Special distribution from equity-method investment			396
Contribution to equity-method investment for repayment of debt		148	248
Access Midstream Partners [Member]
Schedule of Investments [Line Items]
Equity earnings (losses)				(7)
Equity-method investment, payments to purchase or contributions					$ 2,190
Equity-method investment, dividends or distributions		0	0	64
Access Midstream Partners [Member] | Adjustment for amortization of difference between carrying amount and underlying equity [Member]
Schedule of Investments [Line Items]
Equity earnings (losses)				(30)
Ranch Westex JV LLC [Member]
Schedule of Investments [Line Items]
Impairment of equity-method investments		24	0
Other [Member]
Schedule of Investments [Line Items]
Impairment of equity-method investments		3	8
Equity-method investments		190	221
Equity-method investment, payments to purchase or contributions		22	53	40
Equity-method investment, dividends or distributions		22	26	50
Bluegrass Pipeline [Member]
Schedule of Investments [Line Items]
Equity earnings (losses)				(67)
Moss Lake [Member]
Schedule of Investments [Line Items]
Equity earnings (losses)				(4)
Former Venezuela Operations [Member]
Schedule of Investments [Line Items]
Investment income, nonoperating		36	27	41
Equity-Method Investment Debt Due November 1, 2015 [Member] | Gulfstream Natural Gas System, L.L.C.[Member]
Schedule of Investments [Line Items]
Equity-method investment debt			$ 500
Equity-Method Investment Debt Due June 1, 2016 [Member] | Gulfstream Natural Gas System, L.L.C.[Member]
Schedule of Investments [Line Items]
Equity-method investment debt		$ 300
Access Midstream Partners Acquisition [Member] | Income Loss From Equity-Method Investment [Member]
Schedule of Investments [Line Items]
Business Combination, Integration Related Costs				$ 19

[1]	Includes equity-method investments in multiple gathering systems in the Marcellus Shale with an approximate average 41 percent interest.